Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Summary of inventories and written down of inventories
	Consolidated
	December 31, 2025	December 31, 2024
Finished products	1,511,903	1,664,235
Parts and accessories	191,238	207,794
Construction Materials	202,175	193,450
Warehouse and others	63,942	7,426
Total	1,969,258	2,072,905